Label	Element	Value
6 Meridian Hedged Equity-Index Option Strategy ETF | 6 Meridian Hedged Equity-Index Option Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIXH
Prospectus Date	rr_ProspectusDate	Apr. 01, 2021
6 Meridian Low Beta Equity Strategy ETF | 6 Meridian Low Beta Equity Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIXL
Prospectus Date	rr_ProspectusDate	Apr. 01, 2021
6 Meridian Mega Cap Equity ETF | 6 Meridian Mega Cap Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIXA
Prospectus Date	rr_ProspectusDate	Apr. 01, 2021
6 Meridian Small Cap Equity ETF | 6 Meridian Small Cap Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SIXS
Prospectus Date	rr_ProspectusDate	Apr. 01, 2021
6 Meridian Quality Dividend Yield ETF | 6 Meridian Quality Dividend Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SXQY
Prospectus Date	rr_ProspectusDate	May 07, 2021
6 Meridian Quality Growth ETF | 6 Meridian Quality Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SXQG
Prospectus Date	rr_ProspectusDate	May 07, 2021
6 Meridian Quality Value ETF | 6 Meridian Quality Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SXQV
Prospectus Date	rr_ProspectusDate	May 07, 2021